Related Party Transactions - Pathfinder - Annual (Details) - USD ($)		5 Months Ended	6 Months Ended
	Nov. 06, 2025	Dec. 31, 2025	Jun. 30, 2026	Sep. 30, 2025
Related Party Transaction [Line Items]
Related party payable		$ 4,587,335	$ 8,966,901	$ 2,276,419
Pathfinder
Related Party Transaction [Line Items]
Related party interest payable		6,032	93,029	0
Related party receivable		716,710	3,115,890	0
Related party payable		170,625	328,125	0
Related Party
Related Party Transaction [Line Items]
Related party payable		170,625		$ 0
Related Party | Pathfinder
Related Party Transaction [Line Items]
Related party receivable		716,710	3,115,890
Related party receivable, principal amount		711,247	994,699
Interest receivable		5,463	23,472
Related party payable		170,625	328,125
Revolving Credit Facility | Related Party Credit Facility | Related Party | Line of Credit
Related Party Transaction [Line Items]
Related party credit facility, maximum borrowing capacity	$ 1,000,000.0
Related party credit facility, stated percentage	3.81%
Related party credit facility, repayment period after triggering event	5 days
Revolving Credit Facility | Related Party Credit Facility | Related Party | Pathfinder | Line of Credit
Related Party Transaction [Line Items]
Related party credit facility, maximum borrowing capacity	$ 7,000,000.0
Related party credit facility, stated percentage	3.81%
Proceeds from revolving line of credit		1,174,305	5,380,483
Repayments of lines of credit		$ 0
Related party credit facility, repayment period after triggering event	5 days	5 days
Related party interest payable		$ 6,032	$ 93,029